Debt - Summary of Long-term Debt (Detail) € in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Sep. 23, 2019	Nov. 30, 2018	Aug. 23, 2018	Jun. 26, 2018	Nov. 30, 2018	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Total principal in pesos								$ 1,947,986,835			$ 2,045,835,422
Accrued interest								33,146,807			33,432,631
Maturity	2027	2028	2023	December 26, 2025	2023
Notes payable to contractors								2,040,446			3,018,063
Total								1,983,174,088			2,082,286,116
Less: short-term maturities								210,530,524			154,191,754
Short-term portion of financing lease											2,490,963
Current portion of notes payable to contractors								1,246,854			1,680,361
Accrued interest							$ 33,432,631	33,146,807
Total short-term debt and current portion of long-term debt								244,924,185			191,795,709
Borrowings						$ 92,238,337		1,738,249,903			1,890,490,407
U.S [member]
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 69,625,755	$ 68,695,050	1,312,111,295			1,352,117,824
U.S [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest						Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%
Maturity						Various to 2050	Various to 2048
Borrowings						$ 59,352,968	$ 59,130,566	1,118,518,559			1,163,861,026
U.S [member] | Purchasing loans [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest							LIBOR plus 0.85%
Maturity							Various to 2019
Borrowings							$ 300,000				5,904,870
U.S [member] | Project Finance [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest						Fixed from 2.45% and LIBOR plus 0.24% to 1.75%	Fixed from 2.45% to 3.81% and LIBOR plus 0.24% to 1.75%
Maturity						Various to 2028	Various to 2028
Borrowings						$ 2,183,799	$ 2,650,015	41,154,129			52,159,977
U.S [member] | Direct loans [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest						Fixed from 2.50% to 5.25% and LIBOR plus 1.65% to 3.50%	Fixed from 3.31% to 5.25% and LIBOR plus 1.65% to 1.75%
Maturity						Various to 2031	Various to 2031
Borrowings						$ 3,327,050	$ 2,609,676	62,698,930			51,365,998
U.S [member] | Syndicated loan [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest						LIBOR plus 2.35%	LIBOR plus 0.85%
Maturity						Various to 2024	Various to 2020
Borrowings						$ 2,499,716	$ 1,989,778	47,107,647			39,164,611
U.S [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest						LIBOR plus 1.19% to 3.50%	LIBOR plus 1.19% to 3.50%
Maturity						Various to 2023	Various to 2023
Borrowings						$ 98,827	$ 137,399	1,862,411			2,704,412
U.S [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest							Fixed from 4.44% to 4.54%
Maturity							Various to 2025
Borrowings							$ 307,540				6,053,280
U.S [member] | Lease-back [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest						Fixed from 5.4% and 8.4%	Fixed from 5.4% to 8.4%
Maturity							Various to 2036
Borrowings						$ 1,493,395	$ 1,570,076				30,903,650
U.S [member] | Revolving credit lines [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest						LIBOR plus 1.85%
Maturity						2020
Borrowings						$ 670,000		12,626,284
U.S [member] | Financing of Infrastructure asset [member]
Disclosure of detailed information about borrowings [line items]
Borrowings								28,143,335
Euro [member]
Disclosure of detailed information about borrowings [line items]
Maturity
Borrowings								305,546,401	€ 14,444,111		345,299,872	€ 15,342,979
Euro [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest						Fixed from 1.875% to 5.5% and EURIBOR plus 2.4%	Fixed from 1.875% to 5.5%
Maturity						Various to 2030	Various to 2030
Borrowings								293,984,741	€ 13,897,557		334,044,298	14,842,851
Euro [member] | Direct loans [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest						Fixed to 5.11% and EURIBOR plus 2.5%	Fixed to 5.11%
Maturity						Various to 2023	Various to 2023
Borrowings						$ 546,554		11,561,660			11,255,352	500,118
Euro [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest							Fixed to 11.26%
Maturity							Various to 2022
Borrowings											222	€ 10
Japan, yen [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest						Fixed from 0.54% to 3.5% and LIBOR yen plus 0.75%	Fixed from 0.54% to 3.5% and LIBOR yen plus 0.75%
Maturity						Various to 2026	Various to 2026
Borrowings								30,148,292		¥ 173,865,582	31,171,326		¥ 173,850,117
Mexico, Pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings								217,238,336			209,325,875
Mexico, Pesos [member] | Direct loans [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest						Fixed at 6.55% and 7.01% and TIIE plus 0.85% to 4.01%	Fixed at 6.55% and TIIE plus 0.50% to 4.0%
Maturity						Various to 2029	Various to 2029
Borrowings								38,558,166			32,309,858
Mexico, Pesos [member] | Syndicated loan [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest						TIIE plus 0.95%	TIIE plus 0.95%
Maturity						Various to 2025	Various to 2025
Borrowings								24,270,589			28,925,329
Mexico, Pesos [member] | Certificados Bursatiles [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest						Mexican Government Treasury Certificates (“Cetes”) , TIIE(1) plus 0.15% to 1.00%, and fixed at 7.19% to 9.1%	Mexican Government Treasury Certificates ("Cetes") , TIIE(1) less 0.06% to 1.35%, and fixed at 7.19% to 9.1%
Maturity						Various to 2026	Various to 2026
Borrowings								133,409,581			148,090,688
Mexico, Pesos [member] | Revolving credit lines [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest						TIIE plus 1.50% and 1.95%
Maturity						Various to 2020
Borrowings								21,000,000
Other Currencies [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest						Fixed from 1.5% to 8.25%	Fixed from 1.5% to 8.25%
Maturity						Various to 2025	Various to 2025
Borrowings								41,553,990			48,192,756
Unidades de Inversion Certificados bursatiles [Member] | Certificados Bursatiles [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest						Zero rate and Fixed at 3.02% to 5.23%	Zero rate and Fixed at 3.02% to 5.23%
Maturity						Various to 2035	Various to 2035
Borrowings								$ 41,388,521			$ 59,727,769